Fair value measurement	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Fair value measurement
Note 3. Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2024	Financial assets
Jan. 31	Cash and deposits with banks	$46,520	$–	$–	$–	$46,520	$46,520	$–
	Securities	68,166	91,000	–	69,071	228,237	227,132	(1,105)
	Cash collateral on securities borrowed	19,763	–	–	–	19,763	19,763	–
	Securities purchased under resale agreements	61,684	11,011	–	–	72,695	72,695	–
	Loans
	Residential mortgages	273,973	2	–	–	273,975	270,557	(3,418)
	Personal	44,406	–	–	–	44,406	44,354	(52)
	Credit card	17,894	–	–	–	17,894	17,944	50
	Business and government	192,825	208	131	–	193,164	192,934	(230)
	Derivative instruments	–	24,634	–	–	24,634	24,634	–
	Customers’ liability under acceptances	9,856	–	–	–	9,856	9,856	–
	Other assets	19,102	–	–	–	19,102	19,102	–
	Financial liabilities
	Deposits
	Personal	$227,559	$–	$15,763	$–	$243,322	$243,373	$51
	Business and government	386,253	–	21,958	–	408,211	409,013	802
	Bank	23,098	–	–	–	23,098	23,098	–
	Secured borrowings	48,654	–	1,260	–	49,914	49,928	14
	Derivative instruments	–	32,687	–	–	32,687	32,687	–
	Acceptances	9,910	–	–	–	9,910	9,910	–
	Obligations related to securities sold short	–	20,138	–	–	20,138	20,138	–
	Cash collateral on securities lent	7,591	–	–	–	7,591	7,591	–
	Obligations related to securities sold under repurchase agreements	87,593	–	2,017	–	89,610	89,610	–
	Other liabilities	17,281	117	13	–	17,411	17,411	–
	Subordinated indebtedness	7,843	–	–	–	7,843	8,055	212
2023	Financial assets
Oct. 31	Cash and deposits with banks	$55,718	$–	$–	$–	$55,718	$55,718	$–
	Securities	67,294	82,723	–	61,331	211,348	209,326	(2,022)
	Cash collateral on securities borrowed	14,651	–	–	–	14,651	14,651	–
	Securities purchased under resale agreements	66,797	13,387	–	–	80,184	80,184	–
	Loans
	Residential mortgages	273,785	3	–	–	273,788	268,403	(5,385)
	Personal	44,570	–	–	–	44,570	44,454	(116)
	Credit card	17,853	–	–	–	17,853	17,909	56
	Business and government	192,856	126	144	–	193,126	192,727	(399)
	Derivative instruments	–	33,243	–	–	33,243	33,243	–
	Customers’ liability under acceptances	10,816	–	–	–	10,816	10,816	–
	Other assets	18,651	–	–	–	18,651	18,651	–
	Financial liabilities
	Deposits
	Personal	$225,183	$–	$13,852	$–	$239,035	$238,725	$(310)
	Business and government	392,021	–	20,540	–	412,561	412,983	422
	Bank	22,296	–	–	–	22,296	22,296	–
	Secured borrowings	48,098	–	1,386	–	49,484	49,353	(131)
	Derivative instruments	–	41,290	–	–	41,290	41,290	–
	Acceptances	10,820	–	–	–	10,820	10,820	–
	Obligations related to securities sold short	–	18,666	–	–	18,666	18,666	–
	Cash collateral on securities lent	8,081	–	–	–	8,081	8,081	–
	Obligations related to securities sold under repurchase agreements	82,403	–	4,715	–	87,118	87,118	–
	Other liabilities	18,459	119	16	–	18,594	18,594	–
	Subordinated indebtedness	6,483	–	–	–	6,483	6,561	78

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2024 Jan. 31	2023 Oct. 31	2024 Jan. 31	2023 Oct. 31	2024 Jan. 31	2023 Oct. 31	2024 Jan. 31	2023 Oct. 31
Financial assets
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	$3,937	$4,194	$25,283	$25,128	$–	$–	$29,220	$29,322
Corporate debt	–	–	3,529	4,455	–	–	3,529	4,455
Mortgage- and asset-backed	–	–	4,173	3,056	147	151	4,320	3,207
	3,937	4,194	32,985	32,639	147	151	37,069	36,984
Loans mandatorily measured at FVTPL
Business and government	–	–	208	126	131 (1)	144 (1)	339	270
Residential mortgages	–	–	2	3	–	–	2	3
	–	–	210	129	131	144	341	273
Debt securities measured at FVOCI
Government issued or guaranteed	3,792	3,468	54,664	48,717	–	–	58,456	52,185
Corporate debt	–	–	6,698	6,658	–	–	6,698	6,658
Mortgage- and asset-backed	–	–	3,322	1,916	–	–	3,322	1,916
	3,792	3,468	64,684	57,291	–	–	68,476	60,759
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	53,024	44,852	916	872	586	587	54,526	46,311
Securities purchased under resale agreements measured at FVTPL	–	–	11,011	13,387 (2)	–	–	11,011	13,387
Derivative instruments
Interest rate	3	1	6,471	9,385	117	21	6,591	9,407
Foreign exchange	–	–	9,381	15,509	–	–	9,381	15,509
Credit	–	–	3	18	45	46	48	64
Equity	3,250	2,331	2,967	2,900	5	4	6,222	5,235
Precious metal and other commodity	26	15	2,366	3,013	–	–	2,392	3,028
	3,279	2,347	21,188	30,825	167	71	24,634	33,243
Total financial assets	$64,032	$54,861	$130,994	$135,143	$1,031	$953	$196,057	$190,957
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(38,712)	$(35,671)	$(399)	$(242)	$(39,111)	$(35,913)
Obligations related to securities sold short	(8,474)	(6,265)	(11,664)	(12,401)	–	–	(20,138)	(18,666)
Obligations related to securities sold under repurchase agreements	–	–	(2,017)	(4,715)	–	–	(2,017)	(4,715)
Derivative instruments
Interest rate	(3)	(1)	(9,819)	(13,781)	(908)	(1,817)	(10,730)	(15,599)
Foreign exchange	–	–	(11,822)	(17,677)	(9)	–	(11,831)	(17,677)
Credit	–	–	(7)	(11)	(50)	(52)	(57)	(63)
Equity	(2,724)	(2,406)	(4,228)	(3,498)	(6)	(5)	(6,958)	(5,909)
Precious metal and other commodity	(48)	(68)	(3,063)	(1,974)	–	–	(3,111)	(2,042)
	(2,775)	(2,475)	(28,939)	(36,941)	(973)	(1,874)	(32,687)	(41,290)
Total financial liabilities	$(11,249)	$(8,740)	$(81,332)	$(89,728)	$(1,372)	$(2,116)	$(93,953)	$(100,584)
(1)	Includes $131 million related to loans designated at FVTPL (October 31, 2023: $144 million).
(2)	Restated from amounts previously presented.
(3)
Comprises deposits designated at FVTPL of $38,770 million (October 31, 2023: $35,639 million), net bifurcated embedded derivative liabilities of $211 million (October 31, 2023: $139 million), other liabilities designated at FVTPL of $13 million (October 31, 2023: $16 million), and other financial liabilities measured at fair value of $117 million (October 31, 2023: $119 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended January 31, 2024, we transferred $394 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and nil from Level 2 to Level 1, and $1,002 million of securities sold short from Level 1 to Level 2 and $551 million from Level 2 to Level 1
, due to changes in observability in the inputs used to value these securities (for the quarter ended October 31, 2023, $2,529 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and $1,561 million from Level 2 to Level 1, and $2,354 million of securities sold short from Level 1 to Level 2 and $2,194 million from Level 2 to Level 1; for the quarter ended January 31, 2023, $838 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and $336 million from Level 2 to Level 1, $648 million of securities sold short from Level 1 to Level 2 and no transfers from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended January 31, 2024, October 31, 2023, and January 31, 2023, primarily due to changes in the assessment of the observability of certain correlation and market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Jan. 31, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)		–	–	–	49	(50)	147
Loans mandatorily measured at FVTPL
Business and government	144	–	3		(4)	–	–	–	(12)	131
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	2	(6)		(2)	–	–	30	(25)	586
Derivative instruments
Interest rate	21	–	97		–	–	(1)	–	–	117
Credit	46	(1)	–		–	–	–	–	–	45
Equity	4	–	–		–	2	(2)	2	(1)	5
Total assets	$953	$1	$91		$(6)	$2	$(3)	$81	$(88)	$1,031
Deposits and other liabilities (5)	$(242)	$9	$(114)		$–	$–	$7	$(77)	$18	$(399)
Derivative instruments
Interest rate	(1,817)	–	569		–	–	311	–	29	(908)
Foreign exchange	–	–	(9)		–	–	–	–	–	(9)
Credit	(52)	1	1		–	–	–	–	–	(50)
Equity	(5)	–	(1)		–	(1)	1	–	–	(6)
Total liabilities	$(2,116)	$10	$446		$–	$(1)	$319	$(77)	$47	$(1,372)
Oct. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$(2)	$–
Mortgage- and asset-backed	208	–	–		–	–	–	20	(77)	151
Loans mandatorily measured at FVTPL
Business and government	149	–	1		7	–	–	–	(13)	144
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	554	1	12		1	–	–	27	(8)	587
Derivative instruments
Interest rate	20	–	–		–	–	–	1	–	21
Credit	44	(1)	4		–	–	–	–	(1)	46
Equity	2	–	–		–	2	–	–	–	4
Total assets	$979	$–	$17		$8	$2	$–	$48	$(101)	$953
Deposits and other liabilities (5)	$(352)	$1	$88		$–	$–	$4	$(50)	$67	$(242)
Derivative instruments
Interest rate	(1,068)	–	(789)		–	–	18	–	22	(1,817)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(49)	1	(4)		–	–	–	–	–	(52)
Equity	(5)	–	–		–	(2)	1	–	1	(5)
Total liabilities	$(1,474)	$2	$(705)		$–	$(2)	$23	$(50)	$90	$(2,116)
Jan. 31, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–	–	–	102	(4)	305
Loans mandatorily measured at FVTPL
Business and government	687	–	4		(8)	–	–	(37)	(272)	374
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	1	9		–	–	–	26	(17)	478
Derivative instruments
Interest rate	18	–	23		–	–	–	2	–	43
Credit	45	–	(1)		–	–	–	–	–	44
Equity	4	–	–		–	–	(2)	4	–	6
Total assets	$1,422	$1	$35		$(8)	$–	$(2)	$97	$(293)	$1,252
Deposits and other liabilities (5)	$(409)	$7	$(63)		$–	$–	$2	$(9)	$44	$(428)
Derivative instruments
Interest rate	(1,533)	–	387		–	–	378	(3)	18	(753)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(50)	–	1		–	–	–	–	–	(49)
Equity	(3)	–	(1)		–	–	–	(1)	–	(5)
Total liabilities	$(1,995)	$7	$324		$–	$–	$380	$(13)	$62	$(1,235)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $
212

million (October 31, 2023: $115 million; January 31, 2023: $75 million), net bifurcated embedded derivative liabilities of $
174

million (October 31, 2023: $111 million; January 31, 2023: $344 million) and other liabilities designated at FVTPL of $13 million (October 31, 2023: $16 million; January 31, 2023: $9 million).

Financial instruments designated at FVTPL (FVO)
A net loss of $7 million, net of hedges for the three months ended January 31, 2024 (a net gain of $8 million and a net loss of $8 million for the three months ended October 31, 2023 and January 31, 2023, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities.
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.